[Transamerica Life Insurance Company Letterhead]

March 14, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA D

File No. 811-09777, CIK 0001034622

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA D, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Janus Aspen Series, MFS® Variable Insurance TrustSM , Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On February 27, 2003, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);
•	On March 4, 2003, AIM Variable Insurance Funds – Series II filed its annual report with the Commission via EDGAR (CIK: 0000896435);
•	On February 21, 2003, Alliance Variable Products Series Fund, Inc. – Class B filed its annual report with the Commission via EDGAR (CIK: 0000825316);
•	On February 21, 2003, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);
•	On February 14, 2003, MFS® Variable Insurance TrustSM – Service Class filed its annual report with the Commission via EDGAR (CIK: 0000918571);
•	On February 28, 2003, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);
•	On February 28, 2003, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016); and

Securities and Exchange Commission

March 14, 2003

•	On February 28, 2003, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp

Division General Counsel

Financial Markets Group